UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21852
Columbia Funds Series Trust II
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 345-6611
Date of fiscal year end:
May 31
Date of reporting period:
May 31, 2024
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders

Columbia Mortgage Opportunities Fund
Class A
/
CLMAX
Annual Shareholder Report
| May 31, 2024
This
annual shareholder report
contains important information about Columbia Mortgage Opportunities Fund (the Fund) for the period of June 1, 2023 to May 31, 2024.
You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611
.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 106	1.04%
Management's Discussion of Fund Performance
Top Performance Contributors
Allocations
| Positive contributions to the Fund’s performance relative to the FTSE One-Month Treasury Bill benchmark were primarily driven by exposure to non-agency residential mortgage-backed securities (MBS). Agency MBS and asset-backed securities also contributed positively.
Mortgage credit
| Exposure to mortgage-based credit proved beneficial, led by holdings of non-agency mortgage-backed securities, as housing fundamentals remained strong and borrower delinquencies remained low.
Asset-backed securities
| Positioning in asset-backed securities was additive, highlighted by holdings of unsecured consumer loans and collateralized loan obligations with floating interest rates.
Top Performance Detractors
Interest rate positioning
| The Fund’s positioning with respect to interest rates weighed most heavily on relative performance. Specifically, the Fund had an above-benchmark stance with respect to duration and corresponding interest rate sensitivity as U.S. Treasury yields moved higher over the period.
Derivatives usage
| On a standalone basis, the Fund’s use of derivatives had a negative impact on Fund performance during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	3.24	0.11	2.78
Class A (including sales charges)	0.13	(0.51)	2.47
FTSE One-Month U.S. Treasury Bill Index	5.54	2.10	1.43
Bloomberg U.S. Aggregate Bond Index	1.31	(0.17)	1.26
Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund
Statistics
Fund net assets	$ 2,216,710,052
Total number of portfolio holdings	405
Management services fees (represents 0.64% of Fund average net assets)	$ 15,228,297
Portfolio turnover for the reporting period	713%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	17%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit
quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would othe
rwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency
are subjective opinions, not statements of fact, and are subject to change, including daily.
Derivative Exposure
Long
Credit Risk	3.4%
Interest Rate Risk	185.0%
Short
Credit Risk	7.4%
Interest Rate Risk	207.5%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund: including its prospectus, financial information, holdi
ngs, feder
al
tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by C olum
bia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Mortgage Opportunities Fund
Advisor Class / CLMFX
Annual Shareholder Report | May 31, 2024
This annual shareholder report contains important information about Columbia Mortgage Opportunities Fund (the Fund) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$ 80	0.79%
Management's Discussion of Fund Performance
Top Performance Contributors
Allocations
| Positive contributions to the Fund’s performance relative to the FTSE One-Month Treasury Bill benchmark were primarily driven by exposure to non-agency residential mortgage-backed securities (MBS). Agency MBS and asset-backed securities also contributed positively.
Mortgage credit
| Exposure to mortgage-based credit proved beneficial, led by holdings of non-agency mortgage-backed securities, as housing fundamentals remained strong and borrower delinquencies remained low.
Asset-backed securities
| Positioning in asset-backed securities was additive, highlighted by holdings of unsecured consumer loans and collateralized loan obligations with floating interest rates.
Top Performance Detractors
Interest rate positioning
| The Fund’s positioning with respect to interest rates weighed most heavily on relative performance. Specifically, the Fund had an above-benchmark stance with respect to duration and corresponding interest rate sensitivity as U.S. Treasury yields moved higher over the period.
Derivatives usage
| On a standalone basis, the Fund’s use of derivatives had a negative impact on Fund performance during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Advisor Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Advisor Class	3.51	0.36	3.03
FTSE One-Month U.S. Treasury Bill Index	5.54	2.10	1.43
Bloomberg U.S. Aggregate Bond Index	1.31	(0.17)	1.26
Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund
Statistics
Fund net assets	$ 2,216,710,052
Total number of portfolio holdings	405
Management services fees (represents 0.64% of Fund average net assets)	$ 15,228,297
Portfolio turnover for the reporting period	713%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	17%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including
daily.
Derivative Exposure
Long
Credit Risk	3.4%
Interest Rate Risk	185.0%
Short
Credit Risk	7.4%
Interest Rate Risk	207.5%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund: including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Mortgage Opportunities Fund
Class C / CLMCX
Annual Shareholder Report | May 31, 2024
This annual shareholder report contains important information about Columbia Mortgage Opportunities Fund (the Fund) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 181	1.79%
Management's Discussion of Fund Performance
Top Performance Contributors
Allocations
| Positive contributions to the Fund’s performance relative to the FTSE One-Month Treasury Bill benchmark were primarily driven by exposure to non-agency residential mortgage-backed securities (MBS). Agency MBS and asset-backed securities also contributed positively.
Mortgage credit
| Exposure to mortgage-based credit proved beneficial, led by holdings of non-agency mortgage-backed securities, as housing fundamentals remained strong and borrower delinquencies remained low.
Asset-backed securities
| Positioning in asset-backed securities was additive, highlighted by holdings of unsecured consumer loans and collateralized loan obligations with floating interest rates.
Top Performance Detractors
Interest rate positioning
| The Fund’s positioning with respect to interest rates weighed most heavily on relative performance. Specifically, the Fund had an above-benchmark stance with respect to duration and corresponding interest rate sensitivity as U.S. Treasury yields moved higher over the period.
Derivatives usage
| On a standalone basis, the Fund’s use of derivatives had a negative impact on Fund performance during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class C shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	2.47	(0.64)	2.02
Class C (including sales charges)	1.50	(0.64)	2.02
FTSE One-Month U.S. Treasury Bill Index	5.54	2.10	1.43
Bloomberg U.S. Aggregate Bond Index	1.31	(0.17)	1.26
Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions.Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 2,216,710,052
Total number of portfolio holdings	405
Management services fees (represents 0.64% of Fund average net assets)	$ 15,228,297
Portfolio turnover for the reporting period	713%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	17%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund
represented
as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Derivative Exposure
Long
Credit Risk	3.4%
Interest Rate Risk	185.0%
Short
Credit Risk	7.4%
Interest Rate Risk	207.5%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund: including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Mortgage Opportunities Fund
Institutional Class / CLMZX
Annual Shareholder Report | May 31, 2024
This annual shareholder report contains important information about Columbia Mortgage Opportunities Fund (the Fund) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 80	0.79%
Management's Discussion of Fund Performance
Top Performance Contributors
Allocations
| Positive contributions to the Fund’s performance relative to the FTSE One-Month Treasury Bill benchmark were primarily driven by exposure to non-agency residential mortgage-backed securities (MBS). Agency MBS and asset-backed securities also contributed positively.
Mortgage credit
| Exposure to mortgage-based credit proved beneficial, led by holdings of non-agency mortgage-backed securities, as housing fundamentals remained strong and borrower delinquencies remained low.
Asset-backed securities
| Positioning in asset-backed securities was additive, highlighted by holdings of unsecured consumer loans and collateralized loan obligations with floating interest rates.
Top Performance Detractors
Interest rate positioning
| The Fund’s positioning with respect to interest rates weighed most heavily on relative performance. Specifically, the Fund had an above-benchmark stance with respect to duration and corresponding interest rate sensitivity as U.S. Treasury yields moved higher over the period.
Derivatives usage
| On a standalone basis, the Fund’s use of derivatives had a negative impact on Fund performance during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	3.64	0.37	3.05
FTSE One-Month U.S. Treasury Bill Index	5.54	2.10	1.43
Bloomberg U.S. Aggregate Bond Index	1.31	(0.17)	1.26
Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund
Statistics
Fund net assets	$ 2,216,710,052
Total number of portfolio holdings	405
Management services fees (represents 0.64% of Fund average net assets)	$ 15,228,297
Portfolio turnover for the reporting period	713%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	17%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Derivative Exposure
Long
Credit Risk	3.4%
Interest Rate Risk	185.0%
Short
Credit Risk	7.4%
Interest Rate Risk	207.5%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund: including its prospectus, financial in formati
on, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Mortgage Opportunities Fund
Institutional 2 Class / CLMVX
Annual Shareholder Report | May 31, 2024
This annual shareholder report contains important information about Columbia Mortgage Opportunities Fund (the Fund) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 76	0.75%
Management's Discussion of Fund Performance
Top Performance Contributors
Allocations
| Positive contributions to the Fund’s performance relative to the FTSE One-Month Treasury Bill benchmark were primarily driven by exposure to non-agency residential mortgage-backed securities (MBS). Agency MBS and asset-backed securities also contributed positively.
Mortgage credit
| Exposure to mortgage-based credit proved beneficial, led by holdings of non-agency mortgage-backed securities, as housing fundamentals remained strong and borrower delinquencies remained low.
Asset-backed securities
| Positioning in asset-backed securities was additive, highlighted by holdings of unsecured consumer loans and collateralized loan obligations with floating interest rates.
Top Performance Detractors
Interest rate positioning
| The Fund’s positioning with respect to interest rates weighed most heavily on relative performance. Specifically, the Fund had an above-benchmark stance with respect to duration and corresponding interest rate sensitivity as U.S. Treasury yields moved higher over the period.
Derivatives usage
| On a standalone basis, the Fund’s use of derivatives had a negative impact on Fund performance during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional 2 Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	3.56	0.41	3.09
FTSE One-Month U.S. Treasury Bill Index	5.54	2.10	1.43
Bloomberg U.S. Aggregate Bond Index	1.31	(0.17)	1.26
Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 2,216,710,052
Total number of portfolio holdings	405
Management services fees (represents 0.64% of Fund average net assets)	$ 15,228,297
Portfolio turnover for the reporting period	713%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	17%
Graphical
Representation
of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Derivative Exposure
Long
Credit Risk	3.4%
Interest Rate Risk	185.0%
Short
Credit Risk	7.4%
Interest Rate Risk	207.5%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund: including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Mortgage Opportunities Fund
Institutional 3 Class / CMOYX
Annual Shareholder Report | May 31, 2024
This annual shareholder report contains important information about Columbia Mortgage Opportunities Fund (the Fund) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 71	0.70%
Management's Discussion of Fund Performance
Top Performance Contributors
Allocations
| Positive contributions to the Fund’s performance relative to the FTSE One-Month Treasury Bill benchmark were primarily driven by exposure to non-agency residential mortgage-backed securities (MBS). Agency MBS and asset-backed securities also contributed positively.
Mortgage credit
| Exposure to mortgage-based credit proved beneficial, led by holdings of non-agency mortgage-backed securities, as housing fundamentals remained strong and borrower delinquencies remained low.
Asset-backed securities
| Positioning in asset-backed securities was additive, highlighted by holdings of unsecured consumer loans and collateralized loan obligations with floating interest rates.
Top Performance Detractors
Interest rate positioning
| The Fund’s positioning with respect to interest rates weighed most heavily on relative performance. Specifically, the Fund had an above-benchmark stance with respect to duration and corresponding interest rate sensitivity as U.S. Treasury yields moved higher over the period.
Derivatives usage
| On a standalone basis, the Fund’s use of derivatives had a negative impact on Fund performance during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional 3 Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class (a)	3.60	0.46	3.04
FTSE One-Month U.S. Treasury Bill Index	5.54	2.10	1.43
Bloomberg U.S. Aggregate Bond Index	1.31	(0.17)	1.26
(a)
The returns shown for periods prior to March 1, 2017 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.

Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key
Fund
Statistics
Fund net assets	$ 2,216,710,052
Total number of portfolio holdings	405
Management services fees (represents 0.64% of Fund average net assets)	$ 15,228,297
Portfolio turnover for the reporting period	713%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	17%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Derivative Exposure
Long
Credit Risk	3.4%
Interest Rate Risk	185.0%
Short
Credit Risk	7.4%
Interest Rate Risk	207.5%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund: including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Item 2. Code of Ethics.

The registrant has adopted a code of ethics (the “Code”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. During the period covered by this report, there were not any amendments to a provision of the Code that relates to any element of the code of ethics definition enumerated in paragraph (b) of Item 2 of Form N-CSR. During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the Code that relates to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR. A copy of the Code is attached hereto.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that J. Kevin Connaughton, Brian J. Gallagher, Douglas A. Hacker, David M. Moffett and Sandra L. Yeager qualify as “audit committee financial experts,” as such term is defined in Form N-CSR. Mr. Connaughton, Mr. Gallagher, Mr. Hacker, Mr. Moffett and Ms. Yeager, are also each “independent” members of the Audit Committee pursuant to paragraph (a)(2) of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The Registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for the series of the relevant registrant whose reports to shareholders are included in this annual filing.

	Amount billed to the registrant		Amount billed to the registrant's investment advisor
	May 31, 2024	May 31, 2023	May 31, 2024	May 31, 2023
Audit fees (a)	$52,505	$50,490	$0	$0
Audit-related fees (b)	$0	$0	$0	$0
Tax fees (c)	$12,850	$12,850	$0	$0
All other fees (d)	$0	$0	$0	$0
Non-audit fees (g)	$0	$0	$581,000	$577,000

(a)    Audit Fees include amounts related to the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b)    Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported in Audit Fees above.

(c)    Tax Fees include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice, tax planning and foreign tax filings, if applicable.

(d)    All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above and typically include SOC-1 reviews.

(e)(1) Audit Committee Pre-Approval Policies and Procedures
The registrant’s Audit Committee is required to pre-approve the engagement of the registrant’s independent auditors to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (excluding any sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser (the “Adviser”) or any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund (a “Control Affiliate”) if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Auditors for Audit and Non-Audit Services (the “Policy”). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant’s independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (“Fund Services”); (ii) non-audit services to the registrant’s Adviser and any Control Affiliates, that relates directly to the operations and financial reporting of a Fund (“Fund-related Adviser Services”); and (iii) certain other audit and non-audit services to the registrant’s Adviser and its Control Affiliates. A service will require specific pre-approval by the Audit Committee if it is to be provided by the Fund’s independent auditor; provided, however, that pre-approval of non-audit services to the Fund, the Adviser or Control Affiliates may be waived if certain de minimis requirements set forth in the SEC’s rules are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are independent board members.  The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee's responsibilities with respect to the pre-approval of services performed by the independent auditor may not be delegated to management.

On an annual basis, at a regularly scheduled Audit Committee meeting, the Fund’s Treasurer or other Fund officer shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to specific pre-approval. This schedule will provide a description of each type of service that is subject to specific pre-approval, along with total projected fees for each service.  The pre-approval will generally cover a one-year period. The Audit Committee will review and approve the types of services and the projected fees for the next one-year period and may add to, or subtract from, the list of pre-approved services from time to time, based on subsequent determinations.  This specific approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform and the projected fees for each service.

The Fund’s Treasurer or other Fund officer shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services provided since the last such report was rendered, including a description of the services, by category, with forecasted fees for the annual reporting period, proposed changes requiring specific pre-approval and a description of services provided by the independent auditor, by category, with actual fees during the current reporting period.

(e)(2) None, or 0%, of the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund or affiliated entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

(f)    Not applicable.

(g)    The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)    The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

(i)    Not applicable.

(j)    Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Mortgage Opportunities Fund
Annual Financial Statements and Additional Information
May 31, 2024

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Mortgage Opportunities Fund | 2024

Portfolio of Investments
May 31, 2024
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 16.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACHV ABS Trust(a)
Subordinated Series 2023-1PL Class C
03/18/2030	7.420%	1,750,000	1,760,431
Affirm Asset Securitization Trust(a)
Subordinated Series 2023-B Class B
09/15/2028	7.440%	7,500,000	7,581,285
Affirm Asset Securitization Trust(a),(b),(c),(d),(e)
Subordinated Series 2024-X1 Class CERT
05/15/2029	0.000%	91,625	8,417,193
American Credit Acceptance Receivables Trust(a)
Series 2021-2 Class F
01/13/2028	3.730%	4,000,000	3,901,684
Subordinated Series 2021-2 Class E
07/13/2027	2.540%	6,000,000	5,829,089
ARES CLO(a),(f)
Series 2021-60A Class E
3-month Term SOFR + 6.512% Floor 6.250% 07/18/2034	11.839%	5,000,000	5,010,270
ARES XLIV CLO Ltd.(a),(f)
Series 2017-44A Class DR
3-month Term SOFR + 7.132% Floor 6.870% 04/15/2034	12.460%	11,475,000	11,477,766
Avant Loans Funding Trust(a)
Subordinated Series 2021-REV1 Class C
07/15/2030	2.300%	3,375,000	3,332,877
Carlyle Global Market Strategies CLO Ltd.(a),(f)
Series 2013-3A Class BR
3-month Term SOFR + 1.962% Floor 1.700% 10/15/2030	7.290%	11,000,000	10,999,967
Series 2015-4A Class CR
3-month Term SOFR + 3.962% 07/20/2032	9.286%	7,500,000	7,507,568
CarMax Auto Owner Trust
Series 2024-1 Class A2A
03/15/2027	5.300%	11,400,000	11,375,254
Carvana Auto Receivables Trust(a)
Subordinated Series 2021-N1 Class E
01/10/2028	2.880%	7,620,317	7,140,719
Conn’s Receivables Funding LLC(a)
Series 2023-A Class A
01/17/2028	8.010%	569,025	569,721
CPS Auto Receivables Trust(a)
Series 2024-A Class A
09/15/2027	5.710%	4,622,530	4,620,210
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dryden CLO Ltd.(a),(f)
Series 2018-57A Class B
3-month Term SOFR + 1.612% Floor 1.350% 05/15/2031	6.934%	1,250,000	1,252,581
GLS Auto Receivables Issuer Trust(a)
Subordinated Series 2022-1A-B Class B
05/15/2026	2.840%	1,143,262	1,140,721
LendingClub Receivables Trust(a),(d),(e)
Series 2020-2 Class R
02/15/2046	0.000%	865,000	1,081,250
LendingPoint Asset Securitization Trust(a),(c),(e)
Subordinated Series 2021-1 Class D
04/15/2027	7.226%	12,113,629	11,968,265
LP LMS Asset Securitization Trust(a),(c),(e)
Subordinated Series 2021-2A Class B
01/15/2029	2.330%	4,050,683	3,969,670
Madison Park Funding XXII Ltd.(a),(f)
Series 2016-22A Class DR
3-month Term SOFR + 3.762% Floor 3.500% 01/15/2033	9.090%	3,700,000	3,708,088
Marlette Funding Trust(a)
Series 2021-1A Class D
06/16/2031	2.470%	845,669	825,317
MPOWER Education Trust(a)
Subordinated Series 2024-A Class B
07/22/2041	8.350%	6,000,000	5,841,247
Netcredit Combined Receivables LLC(a),(e)
Series 2023-A Class A
12/20/2027	7.780%	3,508,852	3,524,203
Octagon 54 Ltd.(a),(f)
Series 2021-1A Class E
3-month Term SOFR + 6.512% Floor 6.250% 07/15/2034	11.840%	2,500,000	2,302,198
Octagon Investment Partners 47 Ltd.(a),(f)
Series 2020-1A Class ER
3-month Term SOFR + 6.512% Floor 6.250% 07/20/2034	11.836%	15,250,000	14,903,429
Oportun Issuance Trust(a)
Series 2024-1A Class A
04/08/2031	6.334%	7,339,829	7,341,511
Pagaya AI Debt Grantor Trust(a)
Subordinated Series 2024-5 Class C
10/15/2031	7.270%	6,500,000	6,533,504
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mortgage Opportunities Fund  | 2024

Portfolio of Investments (continued)
May 31, 2024
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pagaya AI Debt Selection Trust(a),(d),(e)
Series 2020-3 Class CERT
05/17/2027	0.000%	23,803,550	1,309,195
Series 2021-1 Class CERT
11/15/2027	0.000%	1,901,904	4,755
Subordinated Series 2021-3 Class
05/15/2029	0.000%	12,925,852	64,629
Subordinated Series 2021-5 Class
08/15/2029	0.000%	12,321,273	369,638
Pagaya AI Debt Selection Trust(a)
Series 2021-2 Class NOTE
01/25/2029	3.000%	3,972,458	3,924,585
Pagaya AI Debt Trust(a)
Series 2022-1 Class A
10/15/2029	2.030%	1,998,968	1,984,935
Series 2023-3 Class A
12/16/2030	7.600%	6,971,198	7,011,877
Series 2023-6 Class D
06/16/2031	9.000%	10,909,752	10,705,600
Series 2024-1 Class A
07/15/2031	6.660%	5,943,998	5,969,253
Subordinated Series 2022-2 Class B
01/15/2030	6.630%	3,602,516	3,601,998
Subordinated Series 2022-3 Class B
03/15/2030	8.050%	11,498,884	11,586,220
Subordinated Series 2022-5 Class B
06/17/2030	10.310%	4,057,914	4,015,865
Subordinated Series 2023-1 Class B
07/15/2030	9.435%	20,367,169	20,771,488
Subordinated Series 2023-3 Class B
12/16/2030	9.570%	5,130,527	5,271,250
Subordinated Series 2023-5 Class C
04/15/2031	9.099%	10,149,914	10,397,272
Subordinated Series 2023-6 Class C
06/16/2031	8.491%	7,997,949	8,131,578
Subordinated Series 2023-7 Class B
07/15/2031	7.549%	4,998,137	5,011,943
Subordinated Series 2023-7 Class D
07/15/2031	9.000%	4,998,137	4,864,183
Subordinated Series 2024-1 Class B
07/15/2031	7.109%	5,098,725	5,136,523
Subordinated Series 2024-1 Class C
07/15/2031	8.344%	3,499,125	3,533,000
Subordinated Series 2024-2 Class C
08/15/2031	7.573%	4,647,939	4,667,869
Subordinated Series 2024-3 Class B
10/15/2031	6.571%	8,000,000	8,015,353
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2024-3 Class C
10/15/2031	7.297%	12,000,000	12,014,742
Pagaya AI Debt Trust(a),(g)
Series 2022-2 Class AB
01/15/2030	5.717%	2,133,426	2,128,174
Series 2023-7 Class ABC
07/15/2031	7.719%	12,144,831	12,280,516
Subordinated Series 2023-5 Class AB
04/15/2031	7.334%	682,923	685,352
Prosper Marketplace Issuance Trust(a)
Series 2024-1A Class A
08/15/2029	6.120%	7,514,345	7,516,823
Reach ABS Trust(a)
Series 2024-1A Class A
02/18/2031	6.300%	5,335,290	5,344,685
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	5,820,943	5,619,295
RR 16 Ltd.(a),(f)
Series 2021-16A Class D
3-month Term SOFR + 6.512% Floor 6.250% 07/15/2036	11.840%	3,733,333	3,741,513
SAFCO Auto Receivables Trust(a)
Series 2024-1A Class A
03/20/2028	6.510%	4,258,824	4,244,641
Santander Drive Auto Receivables Trust
Series 2024-1 Class A2
02/16/2027	5.710%	8,807,362	8,808,280
Theorem Funding Trust(a)
Series 2022-3A Class A
04/15/2029	7.600%	5,059,047	5,100,554
Series 2023-1A Class A
04/15/2029	7.580%	5,311,248	5,361,480
Subordinated Series 2022-1A Class B
02/15/2028	3.100%	5,858,845	5,830,045
Upstart Pass-Through Trust(a)
Series 2021-ST1 Class A
02/20/2027	2.750%	686,597	682,638
Upstart Securitization Trust(a)
Subordinated Series 2023-1 Class B
02/20/2033	8.350%	4,736,000	4,733,829
US Auto Funding(a)
Subordinated Series 2021-1A Class D
03/15/2027	4.360%	2,375,000	638,635
Total Asset-Backed Securities — Non-Agency (Cost $384,021,873)			364,996,229

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Mortgage Opportunities Fund  | 2024

Portfolio of Investments (continued)
May 31, 2024
Commercial Mortgage-Backed Securities - Agency 0.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(g),(h)
Series 2017-30 Class IO
08/16/2058	0.577%	28,112,992	733,516
Series 2019-102 Class IB
03/16/2060	0.835%	12,258,960	613,507
Series 2020-19 Class IO
12/16/2061	0.718%	17,645,051	848,048
Series 2020-3 Class IO
02/16/2062	0.615%	17,893,494	729,548
Total Commercial Mortgage-Backed Securities - Agency (Cost $11,528,353)			2,924,619

Commercial Mortgage-Backed Securities - Non-Agency 3.6%

BAMLL Commercial Mortgage Securities Trust(a),(g)
Subordinated Series 2013-WBRK Class E
03/10/2037	3.534%	4,500,000	3,359,063
BXP Trust(a),(g)
Subordinated Series 2021-601L Class E
01/15/2044	2.776%	21,000,000	12,774,161
COMM Mortgage Trust(a),(g)
Subordinated Series 2020-CBM Class F
02/10/2037	3.633%	17,650,000	16,638,920
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	11,275,000	6,342,194
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	18,400,000	6,532,011
Hilton USA Trust(a),(i)
Subordinated Series 2016-SFP Class F
11/05/2035	0.000%	27,400,000	2,063,406
Home Partners of America Trust(a)
Series 2019-2 Class F
10/19/2039	3.866%	2,755,750	2,462,639
Morgan Stanley Capital I Trust(a),(g)
Series 2019-MEAD Class E
11/10/2036	3.177%	5,500,000	4,899,754
Progress Residential Trust(a)
Series 2020-SFR1 Class F
04/17/2037	3.431%	5,975,000	5,792,917
Wells Fargo Commercial Mortgage Trust(a),(f)
Series 2021-FCMT Class E
1-month Term SOFR + 4.614% Floor 4.500% 05/15/2031	9.931%	21,600,000	19,490,717
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $127,615,248)			80,355,782

Residential Mortgage-Backed Securities - Agency 126.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fannie Mae REMICS(f),(h)
CMO Series 2017-81 Class SM
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 10/25/2047	0.762%	26,506,970	2,881,663
CMO Series 2018-64 Class SE
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 09/25/2048	0.762%	23,297,673	2,337,295
CMO Series 2020-22 Class SA
-1.0 x 30-day Average SOFR + 6.214% Cap 6.100% 04/25/2050	0.662%	33,379,601	3,644,358
CMO Series 2023-46 Class SD
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 06/25/2050	0.562%	66,436,592	5,963,900
Fannie Mae REMICS(g),(h)
CMO Series 2022-90 Class GS
07/25/2050	0.650%	42,818,717	4,078,992
Federal Home Loan Mortgage Corp.
03/01/2052	2.500%	104,622,375	85,693,580
12/01/2052	5.000%	22,684,605	22,246,599
09/01/2053	5.500%	23,930,606	23,722,082
Federal Home Loan Mortgage Corp.(f),(h)
CMO Series 2013-101 Class HS
-1.0 x 30-day Average SOFR + 6.386% Cap 6.500% 10/25/2043	1.062%	9,947,987	1,133,466
CMO Series 3922 Class SH
-1.0 x 30-day Average SOFR + 5.786% Cap 5.900% 09/15/2041	0.462%	2,145,953	140,576
CMO Series 4097 Class ST
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 08/15/2042	0.612%	778,755	72,440
CMO Series 4286 Class NS
-1.0 x 30-day Average SOFR + 5.786% Cap 5.900% 12/15/2043	0.462%	925,155	92,072
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mortgage Opportunities Fund  | 2024

Portfolio of Investments (continued)
May 31, 2024
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4620 Class AS
-1.0 x 30-day Average SOFR + 0.554% 11/15/2042	0.161%	1,057,391	73,510
CMO Series 4704 Class SK
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 07/15/2047	0.712%	8,354,929	879,380
CMO Series 4826 Class KS
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 09/15/2048	0.762%	8,779,055	881,727
CMO Series 4926 Class ST
-1.0 x 30-day Average SOFR + 5.966% Cap 6.080% 01/15/2040	0.642%	6,504,462	428,746
CMO Series 4987 Class KS
-1.0 x 30-day Average SOFR + 6.194% Cap 6.080% 06/25/2050	0.642%	9,224,987	1,158,042
CMO Series 4993 Class MS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 07/25/2050	0.612%	17,930,571	2,317,426
CMO STRIPS Series 309 Class S4
-1.0 x 30-day Average SOFR + 5.856% Cap 5.970% 08/15/2043	0.532%	1,732,211	134,840
Federal Home Loan Mortgage Corp.(h)
CMO Series 4215 Class IL
07/15/2041	3.500%	210,115	7,402
CMO Series 5040 Class IH
11/25/2050	3.500%	11,499,904	1,987,515
CMO Series 5083 Class NI
12/25/2040	4.500%	9,770,274	1,731,708
CMO STRIPS Series 304 Class C67
12/15/2042	4.500%	1,442,575	196,478
Federal Home Loan Mortgage Corp. REMICS(f),(h)
CMO Series 4606 Class SL
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 12/15/2044	0.562%	42,814,942	3,937,369
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 5119 Class QS
-1.0 x 30-day Average SOFR + 6.300% Cap 6.300% 06/25/2051	0.976%	37,414,694	4,347,554
CMO Series 5138 Class SA
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 09/25/2047	0.662%	27,362,154	2,900,377
Federal Home Loan Mortgage Corp. REMICS(h)
CMO Series 5105 Class ID
05/25/2051	3.000%	36,792,002	6,251,384
CMO Series 5105 Class JI
03/25/2045	3.000%	23,631,694	2,400,831
CMO Series 5183 Class IO
01/25/2052	3.000%	39,405,434	6,031,049
Federal National Mortgage Association
08/01/2052	4.000%	37,998,472	34,980,586
09/01/2052	5.000%	18,335,187	17,763,363
06/01/2053	5.500%	33,220,783	32,742,437
Federal National Mortgage Association(h)
CMO Series 2012-152 Class EI
07/25/2031	3.000%	712,484	8,189
CMO Series 2021-3 Class TI
02/25/2051	2.500%	46,193,872	7,655,008
Federal National Mortgage Association(f),(h)
CMO Series 2013-101 Class CS
-1.0 x 30-day Average SOFR + 5.786% Cap 5.900% 10/25/2043	0.462%	1,933,568	154,837
CMO Series 2013-97 Class SB
-1.0 x 30-day Average SOFR + 6.214% Cap 6.100% 06/25/2032	0.662%	112,798	315
CMO Series 2014-93 Class ES
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 01/25/2045	0.712%	1,061,752	113,809
CMO Series 2015-27 Class AS
-1.0 x 30-day Average SOFR + 5.536% Cap 5.650% 05/25/2045	0.212%	8,697,669	839,880
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Mortgage Opportunities Fund  | 2024

Portfolio of Investments (continued)
May 31, 2024
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2016-31 Class VS
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 06/25/2046	0.562%	1,169,412	116,682
CMO Series 2017-50 Class SB
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 07/25/2047	0.662%	7,052,573	852,868
CMO Series 2017-72 Class S
-1.0 x 30-day Average SOFR + 3.836% Cap 2.750% 09/25/2047	0.000%	18,629,680	491,280
CMO Series 2017-90 Class SP
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 11/25/2047	0.712%	7,420,255	794,522
CMO Series 2020-38 Class SE
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 06/25/2050	0.612%	5,579,735	557,686
CMO Series 2020-38 Class WS
-1.0 x 30-day Average SOFR + 4.886% Cap 5.000% 06/25/2050	0.000%	21,124,192	1,375,618
Federal National Mortgage Association REMICS(f),(h)
CMO Series 2019-5 Class SA
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 03/25/2049	0.662%	18,413,526	1,532,981
CMO Series 2020-34 Class S
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 06/25/2050	0.612%	33,592,141	3,831,815
CMO Series 2020-54 Class AS
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 08/25/2050	0.712%	21,964,450	2,255,991
Freddie Mac REMICS(f),(h)
CMO Series 4979 Class YS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 06/25/2050	0.612%	22,204,548	2,188,127
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(f),(h)
CMO Series 2010-9 Class XD
-1.0 x 1-month Term SOFR + 6.486% Cap 6.600% 01/16/2040	1.166%	30,705,389	3,145,125
CMO Series 2014-6 Class SJ
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 01/20/2044	0.665%	8,749,862	1,131,087
CMO Series 2017-163 Class SD
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 11/20/2047	0.765%	9,283,648	1,082,437
CMO Series 2018-124 Class SG
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 09/20/2048	0.765%	8,881,229	884,600
CMO Series 2018-155 Class LS
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 11/20/2048	0.715%	7,539,531	677,934
CMO Series 2018-40 Class SC
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 03/20/2048	0.765%	5,829,519	517,903
CMO Series 2018-63 Class HS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 04/20/2048	0.765%	7,870,855	691,281
CMO Series 2018-63 Class SH
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 04/20/2048	0.765%	7,528,692	591,502
CMO Series 2018-78 Class SB
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 06/20/2048	0.765%	6,710,876	656,960
CMO Series 2018-94 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 05/20/2048	0.765%	6,111,402	657,202
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mortgage Opportunities Fund  | 2024

Portfolio of Investments (continued)
May 31, 2024
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-103 Class SA
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 08/20/2049	0.615%	14,124,654	1,469,838
CMO Series 2019-128 Class YS
-1.0 x 1-month Term SOFR + 2.736% Cap 2.850% 10/20/2049	0.000%	36,632,937	209,844
CMO Series 2019-21 Class QS
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 10/20/2046	0.665%	29,532,944	2,908,112
CMO Series 2019-43 Class NS
-1.0 x 1-month Term SOFR + 3.156% Cap 3.270% 04/20/2049	0.000%	14,519,820	159,608
CMO Series 2020-104 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2050	0.765%	9,887,683	996,927
CMO Series 2020-133 Class DS
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 09/20/2050	0.865%	62,776,173	6,346,075
CMO Series 2020-148 Class SA
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 10/20/2050	0.865%	19,725,830	2,092,001
CMO Series 2020-160 Class AS
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 10/20/2050	0.865%	32,835,198	4,062,282
CMO Series 2020-175 Class NS
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 11/20/2050	0.865%	23,234,762	2,655,097
CMO Series 2020-187 Class SE
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 12/20/2050	0.865%	17,909,631	2,038,703
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-31 Class ES
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 03/20/2050	0.615%	18,848,626	2,106,494
CMO Series 2020-34 Class SA
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 03/20/2050	0.615%	21,626,778	2,323,125
CMO Series 2020-62 Class SK
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 05/20/2050	0.715%	9,510,571	1,000,544
CMO Series 2020-67 Class KS
-1.0 x 1-month Term SOFR + 5.836% Cap 5.950% 05/20/2050	0.515%	18,904,131	1,710,143
CMO Series 2020-78 Class SD
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 06/20/2050	0.715%	24,631,639	2,519,580
CMO Series 2021-117 Class HS
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 07/20/2051	0.865%	26,518,037	2,999,267
CMO Series 2021-119 Class SC
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 07/20/2051	0.865%	27,491,542	2,969,782
CMO Series 2021-122 Class SB
-1.0 x 1-month Term SOFR + 2.486% Cap 2.600% 07/20/2051	0.000%	59,764,407	448,974
CMO Series 2021-122 Class SG
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 07/20/2051	0.865%	61,185,571	6,510,114
CMO Series 2021-142 Class SL
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 08/20/2051	0.865%	62,564,614	7,209,114
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Mortgage Opportunities Fund  | 2024

Portfolio of Investments (continued)
May 31, 2024
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-155 Class SM
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 07/20/2051	0.865%	31,820,950	3,484,909
CMO Series 2021-156 Class SA
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 09/20/2051	0.865%	47,441,047	5,482,876
CMO Series 2021-160 Class S
-1.0 x 30-day Average SOFR + 2.650% Cap 2.650% 09/20/2051	0.000%	80,194,062	551,118
CMO Series 2021-161 Class SL
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 09/20/2051	0.865%	39,113,467	4,770,013
CMO Series 2021-193 Class ES
30-day Average SOFR + 1.700% 11/20/2051	0.000%	276,120,234	577,892
CMO Series 2021-42 Class SD
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 11/20/2050	0.865%	39,034,846	4,772,857
CMO Series 2021-42 Class SG
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 03/20/2051	0.865%	34,061,440	3,707,445
CMO Series 2021-96 Class US
-1.0 x 30-day Average SOFR + 3.250% Cap 3.250% 06/20/2051	0.000%	46,271,526	703,480
CMO Series 2021-97 Class CS
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 06/20/2051	0.865%	45,473,757	5,017,215
CMO Series 2022-161 Class SQ
-1.0 x 30-day Average SOFR + 5.350% Cap 5.350% 09/20/2052	0.027%	45,049,830	2,241,702
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2022-168 Class ST
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 09/20/2052	0.677%	62,234,665	4,872,688
CMO Series 2022-46 Class SE
-1.0 x 30-day Average SOFR + 3.450% Cap 3.450% 03/20/2052	0.000%	26,750,233	325,928
CMO Series 2022-83 Class AS
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 06/20/2050	0.715%	24,609,161	2,620,465
CMO Series 2022-90 Class SJ
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 01/20/2050	0.615%	34,433,110	3,669,141
CMO Series 2023-101 Class CS
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 07/20/2053	0.677%	96,248,949	5,018,950
CMO Series 2023-113 Class CS
-1.0 x 30-day Average SOFR + 5.730% Cap 5.730% 08/20/2053	0.407%	16,237,037	851,399
CMO Series 2023-113 Class HS
1-month Term SOFR + 5.936% Cap 6.050% 09/20/2049	0.615%	56,430,497	5,232,337
CMO Series 2023-115 Class SM
-1.0 x 30-day Average SOFR + 5.900% Cap 5.900% 08/20/2053	0.577%	65,232,390	1,982,132
CMO Series 2023-141 Class SQ
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 12/20/2049	0.615%	36,616,277	3,548,743
CMO Series 2023-173 Class SB
-1.0 x 30-day Average SOFR + 5.650% Cap 5.650% 11/20/2053	0.327%	68,546,451	3,558,411
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mortgage Opportunities Fund  | 2024

Portfolio of Investments (continued)
May 31, 2024
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2023-47 Class AS
-1.0 x 30-day Average SOFR + 6.350% Cap 6.350% 03/20/2053	1.027%	30,801,617	2,502,773
CMO Series 2023-66 Class BS
-1.0 x 30-day Average SOFR + 6.150% Cap 6.150% 05/20/2053	0.827%	24,279,298	2,138,827
CMO Series 2023-66 Class SQ
-1.0 x 30-day Average SOFR + 5.400% Cap 5.400% 05/20/2053	0.077%	70,065,655	2,728,322
CMO Series 2024-51 Class US
-1.0 x 30-day Average SOFR + 5.400% Cap 5.400% 03/20/2054	0.077%	36,926,993	1,791,369
CMO Series 2024-64 Class DS
-1.0 x 30-day Average SOFR + 5.400% Cap 5.400% 04/20/2054	0.077%	53,874,005	2,751,830
CMO Series 2024-64 Class SY
-1.0 x 30-day Average SOFR + 5.900% Cap 5.900% 04/20/2054	0.590%	49,942,529	4,189,764
Government National Mortgage Association(h)
CMO Series 2014-184 Class CI
11/16/2041	3.500%	4,692,070	519,666
CMO Series 2018-78 Class GI
04/20/2048	4.000%	6,544,134	948,887
CMO Series 2020-160 Class DI
10/20/2050	2.500%	17,745,363	2,246,082
CMO Series 2020-160 Class HI
10/20/2050	2.500%	14,223,577	1,844,091
CMO Series 2020-160 Class ID
10/20/2050	2.500%	13,172,332	1,662,983
CMO Series 2020-162 Class EI
10/20/2050	2.500%	13,073,940	1,661,377
CMO Series 2020-164 Class CI
11/20/2050	3.000%	16,763,282	2,651,006
CMO Series 2020-191 Class UC
12/20/2050	4.000%	20,288,730	4,121,789
CMO Series 2020-191 Class UM
12/20/2050	3.500%	28,683,072	4,730,908
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-85 Class MI
06/20/2050	3.500%	12,165,730	2,477,493
CMO Series 2021-158 Class VI
09/20/2051	3.000%	33,131,662	5,267,467
CMO Series 2021-160 Class CI
09/20/2051	2.500%	67,131,252	8,679,809
CMO Series 2021-175 Class IJ
10/20/2051	3.000%	7,354,712	1,248,389
CMO Series 2021-24 Class MI
02/20/2051	3.000%	16,075,400	2,667,841
CMO Series 2021-24 Class PI
01/20/2051	2.500%	18,961,772	2,492,386
CMO Series 2021-29 Class HI
02/20/2051	3.500%	20,507,503	3,942,547
CMO Series 2021-44 Class CI
03/20/2051	3.000%	24,162,383	4,047,910
CMO Series 2021-44 Class MI
03/20/2051	3.000%	15,947,293	2,440,153
CMO Series 2021-49 Class WI
05/20/2048	2.500%	16,619,580	1,592,895
CMO Series 2021-58 Class IA
04/20/2051	3.500%	13,743,811	2,448,463
CMO Series 2021-7 Class IT
01/16/2051	3.000%	29,205,514	5,595,239
Government National Mortgage Association TBA(j)
06/20/2054	4.500%	240,000,000	226,906,910
Uniform Mortgage-Backed Security TBA(j)
06/13/2054	3.000%	372,000,000	312,767,020
06/13/2054	3.500%	403,420,484	353,678,561
06/13/2054	4.000%	462,500,000	419,696,846
06/13/2054	4.500%	503,000,000	470,979,976
06/13/2054	5.000%	261,000,000	251,177,218
06/13/2054	6.000%	260,000,000	260,357,081
Total Residential Mortgage-Backed Securities - Agency (Cost $2,934,610,245)			2,796,643,589

Residential Mortgage-Backed Securities - Non-Agency 47.0%

510 Asset Backed Trust(a),(g)
CMO Series 2021-NPL2 Class A1
06/25/2061	2.116%	1,913,228	1,860,175
A&D Mortgage Trust(a),(g)
CMO Series 2024-NQM1 Class A1
02/25/2069	6.195%	4,635,567	4,612,004
Ajax Mortgage Loan Trust(a),(g)
CMO Series 2021-C Class A
01/25/2061	2.115%	4,576,281	4,397,837
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Mortgage Opportunities Fund  | 2024

Portfolio of Investments (continued)
May 31, 2024
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AlphaFlow Transitional Mortgage Trust(a)
CMO Series 2021-WL1 Class A1
01/25/2026	3.280%	1,616,747	1,516,974
Angel Oak Mortgage Trust(a),(g)
CMO Series 2021-5 Class A3
07/25/2066	1.311%	4,345,429	3,607,773
Subordinated CMO Series 2019-6 Class B1
11/25/2059	3.941%	9,450,000	8,471,538
Angel Oak Mortgage Trust I LLC(a),(g)
Subordinated CMO Series 2019-2 Class B2
03/25/2049	6.286%	4,800,000	4,765,732
Antler Mortgage Trust(a),(c),(e),(g)
CMO Series 2024-RTL1
05/25/2026	9.417%	15,516,000	15,516,000
BRAVO Residential Funding Trust(a),(g)
CMO Series 2020-NQM1 Class B1
05/25/2060	5.086%	2,200,000	2,098,378
CMO Series 2020-NQM1 Class B2
05/25/2060	5.765%	2,800,000	2,510,883
CMO Series 2021-B Class A1
04/01/2069	5.115%	5,970,920	5,853,783
Subordinated CMO Series 2021-NQM2 Class B1
03/25/2060	3.044%	6,626,000	5,641,181
Subordinated CMO Series 2021-NQM2 Class B2
03/25/2060	4.099%	4,100,000	3,268,350
BRAVO Residential Funding Trust(a),(f)
CMO Series 2021-HE2 Class B1
30-day Average SOFR + 2.400% 11/25/2069	7.724%	6,000,000	6,015,596
Subordinated CMO Series 2021-HE1 Class B1
30-day Average SOFR + 2.500% 01/25/2070	7.824%	6,708,000	6,445,605
Subordinated CMO Series 2021-HE1 Class B2
30-day Average SOFR + 3.000% 01/25/2070	8.324%	4,129,000	3,872,165
Subordinated CMO Series 2021-HE2 Class B2
30-day Average SOFR + 3.400% 11/25/2069	8.724%	6,570,000	6,641,520
BVRT Financing Trust(a),(c),(e),(f)
CMO Series 2021-3F Class M2
30-day Average SOFR + 2.900% Floor 2.900% 07/12/2033	4.187%	31,428,451	31,428,451
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-CRT1 Class M4
30-day Average SOFR + 3.614% Floor 3.500% 07/10/2032	8.927%	10,886,677	10,474,834
CHNGE Mortgage Trust(a),(g)
CMO Series 2022-1 Class M1
01/25/2067	3.990%	4,650,000	3,879,116
CMO Series 2022-NQM1 Class M1
06/25/2067	5.820%	3,150,000	3,017,408
CMO Series 2023-3 Class M1
07/25/2058	8.258%	8,900,000	9,016,812
Subordinated CMO Series 2022-1 Class B1
01/25/2067	4.548%	8,350,000	6,774,614
Subordinated CMO Series 2022-1 Class B2
01/25/2067	4.548%	7,431,000	5,377,323
Subordinated CMO Series 2022-2 Class B1
03/25/2067	4.627%	4,569,000	3,438,930
Subordinated CMO Series 2023-1 Class B1
03/25/2058	8.284%	5,373,000	5,258,535
Subordinated CMO Series 2023-1 Class B2
03/25/2058	8.284%	2,765,000	2,614,441
Subordinated CMO Series 2023-2 Class B1
06/25/2058	8.211%	2,371,000	2,324,613
Subordinated CMO Series 2023-3 Class B1
07/25/2058	8.258%	3,700,000	3,619,216
CIM Trust(a),(g)
CMO Series 2021-NR1 Class A1
07/25/2055	2.569%	6,534,290	6,437,365
CMO Series 2021-NR2 Class A1
07/25/2059	2.568%	15,016,206	14,838,015
CMO Series 2021-NR4 Class A1
10/25/2061	2.816%	4,902,778	4,809,645
Citigroup Mortgage Loan Trust(a)
Subordinated CMO Series 2015-RP2 Class B5
01/25/2053	4.250%	13,207,201	9,276,959
Citigroup Mortgage Loan Trust(a),(k)
Subordinated CMO Series 2015-RP2 Class FB
01/25/2053	0.000%	1,432,403	549,739
Citigroup Mortgage Loan Trust(a),(g),(h)
Subordinated CMO Series 2015-RP2 Class XIO
01/25/2053	1.233%	37,928,262	1,466,860
COLT Mortgage Loan Trust(a),(g)
CMO Series 2020-2 Class M1
03/25/2065	5.250%	1,463,000	1,407,416
CMO Series 2021-3 Class A3
09/27/2066	1.419%	6,981,628	5,654,268
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mortgage Opportunities Fund  | 2024

Portfolio of Investments (continued)
May 31, 2024
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2020-2 Class B1
03/25/2065	5.250%	3,716,000	3,424,610
Subordinated CMO Series 2021-4 Class B1
10/25/2066	3.764%	5,969,000	4,386,085
Subordinated CMO Series 2022-4 Class B2
03/25/2067	4.613%	4,993,000	4,126,256
Subordinated Series 2021-3 Class B1
09/27/2066	3.059%	2,502,000	1,539,272
Connecticut Avenue Securities Trust(a),(f)
Subordinated CMO Series 2021-R03 Class 1B2
30-day Average SOFR + 5.500% Floor 5.500% 12/25/2041	10.824%	7,059,000	7,393,179
Subordinated CMO Series 2022-R01 Class 1B2
30-day Average SOFR + 6.000% 12/25/2041	11.324%	10,350,000	10,955,128
Credit Suisse Mortgage Trust(a),(g)
CMO Series 2022-JR1 Class A1
10/25/2066	4.267%	9,092,634	8,941,176
CSMC Trust(a),(g)
CMO Series 2021-JR2 Class A1
11/25/2061	2.215%	3,227,165	3,150,883
CMO Series 2022-RPL3 Class A1
03/25/2061	3.613%	9,292,363	9,249,071
Fannie Mae Connecticut Avenue Securities(a),(f)
Subordinated CMO Series 2021-R02 Class 2B2
30-day Average SOFR + 6.200% 11/25/2041	11.524%	11,350,000	11,995,531
FIGRE Trust(a),(g)
Subordinated CMO Series 2023-HE3 Class D
01/25/2042	7.747%	2,156,881	2,183,218
Subordinated CMO Series 2024-HE1 Class E
03/25/2054	8.323%	2,350,000	2,331,993
Subordinated CMO Series 2024-HE1 Class F
03/25/2054	10.029%	3,250,000	3,222,937
FMC GMSR Issuer Trust(a),(g)
CMO Series 2020-GT1 Class A
01/25/2026	4.450%	9,050,000	8,359,376
Freddie Mac STACR(f)
CMO Series 2020-CS02 Class M4
30-day Average SOFR + 0.000% 06/25/2033	4.617%	15,344,110	14,902,453
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freddie Mac STACR REMIC Trust(a),(f)
Subordinated CMO Series 2020-DNA4 Class B1
30-day Average SOFR + 6.114% 08/25/2050	11.438%	8,885,710	10,181,645
Subordinated CMO Series 2020-DNA5 Class B1
30-day Average SOFR + 4.800% 10/25/2050	10.126%	11,200,000	12,790,487
Subordinated CMO Series 2020-DNA6 Class B2
30-day Average SOFR + 5.650% 12/25/2050	10.974%	15,500,000	17,177,866
Subordinated CMO Series 2020-HQA4 Class B1
30-day Average SOFR + 5.364% 09/25/2050	10.688%	13,578,947	15,215,509
Subordinated CMO Series 2021-DNA1 Class B2
30-day Average SOFR + 4.750% 01/25/2051	10.074%	14,000,000	14,964,414
Subordinated CMO Series 2021-DNA5 Class B2
30-day Average SOFR + 5.500% 01/25/2034	10.824%	23,300,000	26,154,467
Subordinated CMO Series 2021-DNA6 Class B2
30-day Average SOFR + 7.500% 10/25/2041	12.824%	7,450,000	8,113,252
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(c),(e),(f)
CMO Series 2019-CS02 Class M2
1-month Term SOFR + 0.000% 02/25/2032	4.506%	5,953,818	5,925,910
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(f)
Subordinated CMO Series 2020-HQA5 Class B1
30-day Average SOFR + 4.000% 11/25/2050	9.324%	6,750,000	7,584,145
Subordinated CMO Series 2020-HQA5 Class B2
30-day Average SOFR + 7.400% 11/25/2050	12.724%	14,200,000	16,977,408
GCAT Trust(a),(g)
CMO Series 2019-NQM3 Class M1
11/25/2059	3.450%	5,650,000	4,870,907
Genworth Mortgage Insurance Corp.(a),(f)
CMO Series 2021-3 Class M1B
30-day Average SOFR + 2.900% Floor 2.900% 02/25/2034	8.224%	28,622,665	28,855,565
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Mortgage Opportunities Fund  | 2024

Portfolio of Investments (continued)
May 31, 2024
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2021-3 Class B1
30-day Average SOFR + 4.950% Floor 4.950% 02/25/2034	10.274%	7,500,000	7,704,506
Homeward Opportunities Fund I Trust(a),(g)
Subordinated CMO Series 2020-2 Class B1
05/25/2065	5.450%	3,750,000	3,595,302
Homeward Opportunities Fund Trust(a),(g)
CMO Series 2022-1 Class M1
07/25/2067	5.044%	3,000,000	2,768,924
Imperial Fund Mortgage Trust(a),(g)
Subordinated CMO Series 2021-NQM3 Class B1
11/25/2056	4.147%	7,384,000	5,534,977
Subordinated CMO Series 2022-NQM3 Class B1
05/25/2067	4.453%	4,489,000	3,481,216
LHOME Mortgage Trust(a),(g)
CMO Series 2021-RTL3 Class A1
09/25/2026	3.363%	6,048,326	5,984,558
CMO Series 2023-RTL3 Class A2
08/25/2028	9.000%	8,400,000	8,346,805
CMO Series 2024-RTL1 Class A2
01/25/2029	9.165%	5,200,000	5,228,529
CMO Series 2024-RTL1 Class M
01/25/2029	11.949%	3,700,000	3,721,197
loanDepot GMSR Master Trust(a),(f)
Series 2018-GT1 Class A
1-month Term SOFR + 2.914% Floor 2.800% 10/16/2025	7.114%	7,580,000	7,557,527
Mello Mortgage Capital Acceptance(a),(g)
CMO Series 2024-SD1 Class M2
04/25/2054	4.000%	5,802,000	4,504,189
MFA Trust(a),(g)
CMO Series 2020-NQM3 Class M1
01/26/2065	2.654%	3,500,000	2,996,948
Subordinated CMO Series 2020-NQM3 Class B1
01/26/2065	3.661%	6,250,000	5,363,701
New Residential Mortgage Loan Trust(a),(g),(h)
CMO Series 2014-1A Class AIO
01/25/2054	2.226%	3,628,453	182,548
New Residential Mortgage Loan Trust(a),(g)
Subordinated CMO Series 2019-RPL3 Class B4
07/25/2059	4.004%	9,250,000	6,176,901
Subordinated CMO Series 2022-NQM2 Class B1
03/27/2062	3.873%	2,887,000	1,867,517
Subordinated CMO Series 2024-RPL1 Class B4
01/25/2064	3.879%	6,748,000	4,018,574
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2024-RPL1 Class B5
01/25/2064	3.879%	5,287,000	2,738,416
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	2,270,079	2,185,391
NYMT Loan Trust(a),(g)
CMO Series 2024-BPL1 Class A1
02/25/2029	7.154%	6,850,000	6,850,305
CMO Series 2024-CP1 Class A2
02/25/2068	3.902%	5,295,000	4,060,152
CMO Series 2024-CP1 Class M1
02/25/2068	3.902%	2,350,000	1,712,700
Oaktown Re VI Ltd.(a),(f)
CMO Series 2021-1A Class B1
30-day Average SOFR + 5.500% Floor 5.500% 10/25/2033	10.824%	2,373,000	2,471,728
CMO Series 2021-1A Class M2
30-day Average SOFR + 3.950% Floor 3.950% 10/25/2033	9.274%	6,500,000	6,673,798
OBX Trust(a),(g)
CMO Series 2021-NQM3 Class A1
07/25/2061	1.054%	5,837,791	4,521,240
OSAT Trust(a),(g)
CMO Series 2021-RPL1 Class A2
05/25/2065	3.967%	5,000,000	4,601,476
PMT Credit Risk Transfer Trust(a),(f)
Series 2019-2R Class A
1-month Term SOFR + 3.864% Floor 3.750% 05/30/2025	9.193%	6,229,808	6,247,960
Point Securitization Trust(a),(g)
CMO Series 2021-1 Class A1
02/25/2052	3.228%	10,860,700	10,463,877
Preston Ridge Partners Mortgage(a),(g)
CMO Series 2021-2 Class A2
03/25/2026	3.770%	18,761,682	18,409,283
CMO Series 2021-3 Class A2
04/25/2026	3.720%	7,061,022	6,418,609
CMO Series 2021-4 Class A2
04/25/2026	3.474%	5,394,435	5,097,310
Preston Ridge Partners Mortgage LLC(a),(g)
CMO Series 2020-4 Class A1
10/25/2025	2.610%	5,630,820	5,577,968
CMO Series 2020-6 Class A2
11/25/2025	4.703%	2,399,385	2,275,306
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mortgage Opportunities Fund  | 2024

Portfolio of Investments (continued)
May 31, 2024
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Preston Ridge Partners Mortgage Trust(a),(g)
CMO Series 2021-2 Class A1
03/25/2026	5.115%	4,258,427	4,188,841
CMO Series 2021-5 Class A2
06/25/2026	3.721%	16,300,000	15,877,960
CMO Series 2021-8 Class A1
09/25/2026	1.743%	12,287,765	11,821,722
CMO Series 2023-RCF1 Class M2
06/25/2053	4.000%	7,802,000	6,474,152
CMO Series 2023-RCF2 Class M1
11/25/2053	4.000%	1,724,000	1,546,636
CMO Series 2023-RCF2 Class M2
11/25/2053	4.000%	3,688,000	2,992,681
PRET LLC(a),(g)
CMO Series 2024-NPL1 Class A1
01/25/2054	7.143%	4,543,192	4,520,485
CMO Series 2024-NPL1 Class A2
01/25/2054	9.798%	13,500,000	13,310,009
CMO Series 2024-NPL2 Class A2
02/25/2054	10.037%	6,500,000	6,451,554
CMO Series 2024-RN1 Class A1
03/25/2054	7.143%	10,252,961	10,208,966
PRET LLC(a)
CMO Series 2024-NPL3 Class A1
04/27/2054	7.520%	4,000,000	3,993,690
CMO Series 2024-NPL3 Class A2
04/27/2054	10.038%	5,600,000	5,592,597
Pretium Mortgage Credit Partners(a),(g)
CMO Series 2022-NPL1 Class A1
01/25/2052	2.981%	13,157,606	12,746,583
Pretium Mortgage Credit Partners I LLC(a),(g)
CMO Series 2021-NPL1 Class A1
09/27/2060	5.240%	4,388,018	4,342,996
Pretium Mortgage Credit Partners LLC(a),(g)
CMO Series 2021-NPL6 Class A2
07/25/2051	5.071%	11,100,000	10,282,187
CMO Series 2021-RN2 Class A1
07/25/2051	1.744%	3,184,433	3,072,486
PRKCM Trust(a),(g)
CMO Series 2022-AFC1 Class A3
04/25/2057	4.100%	6,752,468	6,146,419
PRPM LLC(a),(g)
CMO Series 2021-7 Class A2
08/25/2026	3.671%	5,000,000	4,814,304
CMO Series 2024-RCF1 Class M1
01/25/2054	4.000%	1,850,000	1,652,482
CMO Series 2024-RCF1 Class M2
01/25/2054	4.000%	9,750,000	7,842,918
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-RCF2 Class M1
03/25/2054	3.750%	2,800,000	2,450,456
CMO Series 2024-RCF2 Class M2
03/25/2054	3.750%	11,150,000	8,726,820
CMO Series 2024-RCF3 Class M2
05/25/2054	4.000%	2,250,000	1,779,126
PRPM Trust(a),(g)
Subordinated CMO Series 2023-NQM1 Class B1
01/25/2068	6.382%	2,700,000	2,517,948
Subordinated CMO Series 2023-NQM3 Class B2
11/25/2068	7.511%	2,043,000	1,932,026
Radnor Re Ltd.(a),(f)
Subordinated CMO Series 2021-1 Class B1
30-day Average SOFR + 4.000% Floor 4.000% 12/27/2033	9.324%	4,750,000	4,793,604
RCO VII Mortgage LLC(a),(g)
CMO Series 2024-1 Class A2
01/25/2029	9.575%	15,873,000	15,323,877
Residential Mortgage Loan Trust(a),(g)
CMO Series 2019-3 Class M1
09/25/2059	3.257%	6,378,000	6,074,440
Subordinated CMO Series 2020-1 Class B1
01/26/2060	3.946%	3,938,000	3,302,745
RUN Trust(a),(g)
CMO Series 2022-NQM1 Class M1
03/25/2067	4.041%	5,000,000	3,800,355
Saluda Grade Alternative Mortgage Trust(a)
CMO Series 2020-FIG1 Class A3
09/25/2050	5.086%	1,992,189	1,947,241
Saluda Grade Alternative Mortgage Trust(a),(g)
Subordinated CMO Series 2022-INV1 Class B1
04/25/2067	4.531%	5,198,000	3,796,307
Subordinated CMO Series 2022-INV1 Class B2
04/25/2067	4.531%	4,958,000	3,256,321
Saluda Grade Alternative Mortgage Trust(e),(g)
Subordinated CMO Series 2023-FIG3 Class CE
08/25/2053	3.969%	8,123,530	10,598,769
Saluda Grade Alternative Mortgage Trust(a),(c),(e),(g)
Subordinated CMO Series 2023-FIG4 Class CE
11/25/2053	49.381%	9,690,888	16,504,551
Stanwich Mortgage Loan Co. LLC(a),(g)
CMO Series 2021-NPB1 Class A1
10/16/2026	2.735%	17,553,426	17,031,280
CMO Series 2021-NPB1 Class A2
10/16/2026	4.375%	15,500,000	13,765,827
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Mortgage Opportunities Fund  | 2024

Portfolio of Investments (continued)
May 31, 2024
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Starwood Mortgage Residential Trust(a),(g)
CMO Series 2020-3 Class B1
04/25/2065	4.750%	4,750,000	4,102,082
CMO Series 2021-3 Class A1
06/25/2056	1.127%	4,472,998	3,622,127
Starwood Mortgage Residential Trust(a)
Subordinated CMO Series 2020-INV1 Class B1
11/25/2055	3.257%	3,200,000	2,787,076
Subordinated CMO Series 2020-INV1 Class B2
11/25/2055	4.261%	1,400,000	1,122,009
Toorak Mortgage Corp., Ltd.(a),(g)
CMO Series 2021-1 Class A1
06/25/2024	3.240%	6,298,778	6,278,642
Toorak Mortgage Trust(a),(g)
Subordinated CMO Series 2024-RRTL1 Class B1
02/25/2039	10.192%	3,500,000	3,422,506
Triangle Re Ltd.(a),(f)
CMO Series 2021-2 Class M2
1-month Term SOFR + 5.614% Floor 5.500% 10/25/2033	10.939%	10,000,000	10,513,879
Subordinated CMO Series 2021-2 Class B1
1-month Term SOFR + 7.614% Floor 7.500% 10/25/2033	12.939%	7,100,000	7,626,093
VCAT Asset Securitization LLC(a),(g)
CMO Series 2021-NPL3 Class A2
05/25/2051	3.967%	3,993,157	3,749,277
CMO Series 2021-NPL6 Class A1
09/25/2051	1.917%	9,930,471	9,599,931
VCAT LLC(a),(g)
CMO Series 2021-NPL2 Class A2
03/27/2051	4.212%	5,558,119	5,432,014
Vericrest Opportunity Loan Transferee(a),(g)
CMO Series 2021-NPL4 Class A1
03/27/2051	2.240%	5,134,556	5,015,849
Vericrest Opportunity Loan Transferee XCIV LLC(a),(g)
CMO Series 2021-NPL3 Class A1
02/27/2051	5.240%	6,410,274	6,292,507
Vericrest Opportunity Loan Transferee XCVI LLC(a),(g)
CMO Series 2021-NPL5 Class A1
03/27/2051	5.116%	10,298,961	10,158,568
Vericrest Opportunity Loan Transferee XCVII LLC(a),(g)
CMO Series 2021-NPL6 Class A1
04/25/2051	2.240%	9,748,260	9,619,034
Verus Securitization Trust(a),(g)
CMO Series 2021-4 Class A1
07/25/2066	0.938%	8,485,952	6,807,233
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2019-4 Class B1
11/25/2059	3.860%	4,150,000	3,733,290
Subordinated CMO Series 2020-1 Class B1
01/25/2060	3.624%	6,000,000	5,107,239
Subordinated CMO Series 2020-4 Class B2
05/25/2065	5.600%	2,000,000	1,800,679
Subordinated CMO Series 2023-1 Class B1
12/25/2067	6.942%	7,000,000	6,784,298
Subordinated CMO Series 2023-INV1 Class B1
02/25/2068	7.560%	4,198,000	4,123,465
Subordinated Series 2021-5 Class B1
09/25/2066	3.037%	3,800,000	2,500,074
Subordinated Series 2021-5 Class B2
09/25/2066	3.941%	3,500,000	2,363,800
Verus Securitization Trust(a)
CMO Series 2021-R2 Class M1
02/25/2064	2.244%	3,781,000	2,942,997
Subordinated CMO Series 2020-INV1 Class B2
03/25/2060	6.000%	3,150,000	3,087,721
Visio Trust(a),(g)
CMO Series 2019-2 Class M1
11/25/2054	3.260%	1,400,000	1,212,781
Subordinated CMO Series 2019-2 Class B1
11/25/2054	3.910%	1,200,000	1,079,084
Vista Point Securitization Trust(a),(g)
Subordinated CMO Series 2020-1 Class B1
03/25/2065	5.375%	2,000,000	1,878,951
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $1,039,526,094)			1,041,316,802

Call Option Contracts Purchased 0.9%
Value ($)
(Cost $40,650,650)	19,701,205

Put Option Contracts Purchased 0.5%

(Cost $14,293,390)	10,773,384

Money Market Funds 5.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.547%(l),(m)	122,908,201	122,883,619
Total Money Market Funds (Cost $122,857,396)		122,883,619
Total Investments in Securities (Cost: $4,675,103,249)		4,439,595,229
Other Assets & Liabilities, Net		(2,222,885,177)
Net Assets		2,216,710,052
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mortgage Opportunities Fund  | 2024

Portfolio of Investments (continued)
May 31, 2024
At May 31, 2024, securities and/or cash totaling $70,461,875 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	3,122	09/2024	USD	635,961,159	65,930	—
U.S. Treasury 5-Year Note	16,998	09/2024	USD	1,798,335,281	—	(1,356,525)
U.S. Treasury Ultra Bond	105	09/2024	USD	12,855,938	—	(163,004)
Total					65,930	(1,519,529)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	(3,536)	09/2024	USD	(410,397,000)	3,167,895	—
U.S. Treasury 10-Year Note	(26,547)	09/2024	USD	(2,888,230,641)	6,156,435	—
Total					9,324,330	—

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	93,000,000	93,000,000	3.75	11/18/2024	2,473,800	966,679
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	180,000,000	180,000,000	3.80	04/10/2025	5,526,000	3,652,650
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	330,000,000	330,000,000	3.75	09/20/2024	9,900,000	2,031,282
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	280,000,000	280,000,000	4.00	11/06/2024	8,400,000	4,739,784
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	79,000,000	79,000,000	3.75	11/29/2024	2,504,300	886,080
5-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	325,000,000	325,000,000	3.80	09/20/2024	4,176,250	1,246,505
5-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	367,000,000	367,000,000	4.00	05/07/2025	7,670,300	6,178,225
Total							40,650,650	19,701,205

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	60,000,000	60,000,000	4.50	04/25/2025	1,473,000	950,496
10-Year OTC interest rate swap with Goldman Sachs International to receive SOFR and pay exercise rate	Goldman Sachs International	USD	207,000,000	207,000,000	4.50	04/16/2025	4,874,850	3,220,858
10-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	100,000,000	100,000,000	4.50	04/28/2025	2,350,000	1,589,380
5-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	130,000,000	130,000,000	4.50	10/07/2024	673,790	698,997
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Mortgage Opportunities Fund  | 2024

Portfolio of Investments (continued)
May 31, 2024
Put option contracts purchased (continued)
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
5-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	370,000,000	370,000,000	4.50	10/10/2024	2,812,000	2,033,557
5-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	435,000,000	435,000,000	4.50	10/02/2024	2,109,750	2,280,096
Total							14,293,390	10,773,384

Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	10,000,000	1,301,696	(5,833)	313,563	—	982,300	—
Markit CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	20,500,000	2,668,476	(11,958)	5,020,057	—	—	(2,363,539)
Markit CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	50,000,000	6,508,480	(29,167)	13,063,890	—	—	(6,584,577)
Markit CMBX North America Index, Series 11 BBB-	Goldman Sachs International	11/18/2054	3.000	Monthly	USD	10,000,000	1,301,696	(5,833)	1,468,661	—	—	(172,798)
Total							11,780,348	(52,791)	19,866,171	—	982,300	(9,120,914)

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 42	Morgan Stanley	06/20/2029	5.000	Quarterly	USD	73,000,000	(697,317)	—	—	—	(697,317)

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	13.196	USD	10,000,000	(1,946,033)	5,833	—	(2,075,043)	134,843	—
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	13.196	USD	20,000,000	(3,892,068)	11,667	—	(2,302,102)	—	(1,578,299)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	13.196	USD	8,800,000	(1,712,509)	5,133	—	(1,938,759)	231,383	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	13.196	USD	16,500,000	(3,210,956)	9,625	—	(3,102,438)	—	(98,893)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	13.196	USD	13,000,000	(2,529,844)	7,583	—	(1,946,812)	—	(575,449)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mortgage Opportunities Fund  | 2024

Portfolio of Investments (continued)
May 31, 2024
Credit default swap contracts - sell protection (continued)
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 7 BBB-	Morgan Stanley	01/17/2047	3.000	Monthly	27.870	USD	1,214,198	(201,501)	708	—	(93,035)	—	(107,758)
Markit CMBX North America Index, Series 7 BBB-	Morgan Stanley	01/17/2047	3.000	Monthly	27.870	USD	2,380,780	(395,103)	1,389	—	(119,761)	—	(273,953)
Markit CMBX North America Index, Series 8 BBB-	Morgan Stanley	10/17/2057	3.000	Monthly	34.387	USD	2,750,000	(279,560)	1,604	—	(542,691)	264,735	—
Total								(14,167,574)	43,542	—	(12,120,641)	630,961	(2,634,352)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At May 31, 2024, the total value of these securities amounted to $1,440,984,057, which represents 65.01% of total net assets.

(b)	Principal amount represents ownership shares of the Trust.
(c)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2024, the total value of these securities amounted to $104,204,874, which represents 4.70% of total net assets.

(d)
Security represents a pool of loans that generate cash payments generally over fixed periods of time. Such securities entitle the security holders to receive distributions (i.e. principal and interest, net of fees and expenses) that are tied to the payments made by the borrower on the underlying loans. Due to the structure of the security the cash payments received are not known until the time of payment. The interest rate shown is the stated coupon rate as of May 31, 2024 and is not reflective of the cash flow payments.

(e)	Valuation based on significant unobservable inputs.
(f)	Variable rate security. The interest rate shown was the current rate as of May 31, 2024.
(g)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of May 31, 2024.

(h)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(i)	Represents a security in default.
(j)	Represents a security purchased on a when-issued basis.
(k)	Zero coupon bond.
(l)	The rate shown is the seven-day current annualized yield at May 31, 2024.
(m)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended May 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.547%
	63,646,647	1,907,803,263	(1,848,583,976)	17,685	122,883,619	15,552	7,256,432	122,908,201
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Mortgage Opportunities Fund  | 2024

Portfolio of Investments (continued)
May 31, 2024
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities - Non-Agency	—	334,287,431	30,708,798	364,996,229
Commercial Mortgage-Backed Securities - Agency	—	2,924,619	—	2,924,619
Commercial Mortgage-Backed Securities - Non-Agency	—	80,355,782	—	80,355,782
Residential Mortgage-Backed Securities - Agency	—	2,796,643,589	—	2,796,643,589
Residential Mortgage-Backed Securities - Non-Agency	—	950,868,287	90,448,515	1,041,316,802
Call Option Contracts Purchased	—	19,701,205	—	19,701,205
Put Option Contracts Purchased	—	10,773,384	—	10,773,384
Money Market Funds	122,883,619	—	—	122,883,619
Total Investments in Securities	122,883,619	4,195,554,297	121,157,313	4,439,595,229
Investments in Derivatives
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mortgage Opportunities Fund  | 2024

Portfolio of Investments (continued)
May 31, 2024
Fair value measurements   (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Asset
Futures Contracts	9,390,260	—	—	9,390,260
Swap Contracts	—	1,613,261	—	1,613,261
Liability
Futures Contracts	(1,519,529)	—	—	(1,519,529)
Swap Contracts	—	(12,452,583)	—	(12,452,583)
Total	130,754,350	4,184,714,975	121,157,313	4,436,626,638
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
	Balance as of 05/31/2023 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 05/31/2024 ($)
Asset-Backed Securities — Non-Agency	41,377,838	1,568,735	(17,698,623)	9,393,382	8,417,193	(12,349,727)	-	-	30,708,798
Residential Mortgage-Backed Securities — Non-Agency	134,816,392	630,179	(652,667)	4,064,419	44,522,544	(92,932,352)	-	-	90,448,515
Total	176,194,230	2,198,914	(18,351,290)	13,457,801	52,939,737	(105,282,079)	-	-	121,157,313
(a) Change in unrealized appreciation (depreciation) relating to securities held at May 31, 2024 was $9,834,670, which is comprised of Asset-Backed Securities — Non-Agency of $9,003,773 and Residential Mortgage-Backed Securities — Non-Agency of $830,897.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. The following table is a summary of valuation technique(s) used to value the Fund’s investments at May 31, 2024:
	Valuation Technique	Value ($)
Asset-Backed Securities - Non-Agency	Single Market Quotes from Broker	30,708,798
Residential Mortgage-Backed Securities - Non-Agency	Single Market Quotes from Broker	90,448,515
Total		121,157,313
The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would have resulted in a significantly higher (lower) fair value measurement.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Mortgage Opportunities Fund  | 2024

Statement of Assets and Liabilities
May 31, 2024

Assets
Investments in securities, at value
Unaffiliated issuers (cost $4,497,301,813)	$4,286,237,021
Affiliated issuers (cost $122,857,396)	122,883,619
Option contracts purchased (cost $54,944,040)	30,474,589
Cash	4,986,743
Cash collateral held at broker for:
Other	6,365,867
Margin deposits on:
Futures contracts	60,083,316
Swap contracts	4,012,692
Unrealized appreciation on swap contracts	1,613,261
Upfront payments on swap contracts	19,866,171
Receivable for:
Investments sold on a delayed delivery basis	229,771,437
Capital shares sold	1,586,646
Dividends	422,732
Interest	11,749,468
Variation margin for futures contracts	3,380,688
Expense reimbursement due from Investment Manager	1,712
Prepaid expenses	9,344
Total assets	4,783,445,306
Liabilities
Unrealized depreciation on swap contracts	11,755,266
Upfront receipts on swap contracts	12,120,641
Payable for:
Investments purchased on a delayed delivery basis	2,527,987,309
Capital shares redeemed	5,901,285
Variation margin for futures contracts	8,515,250
Variation margin for swap contracts	51,149
Management services fees	38,513
Distribution and/or service fees	3,538
Transfer agent fees	161,222
Compensation of board members	3,468
Other expenses	85,157
Deferred compensation of board members	112,456
Total liabilities	2,566,735,254
Net assets applicable to outstanding capital stock	$2,216,710,052
Represented by
Paid in capital	3,284,879,550
Total distributable earnings (loss)	(1,068,169,498)
Total - representing net assets applicable to outstanding capital stock	$2,216,710,052
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mortgage Opportunities Fund  | 2024

Statement of Assets and Liabilities (continued)
May 31, 2024
Class A
Net assets	$369,398,040
Shares outstanding	47,412,511
Net asset value per share	$7.79
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$8.03
Advisor Class
Net assets	$91,605,270
Shares outstanding	11,779,603
Net asset value per share	$7.78
Class C
Net assets	$37,592,000
Shares outstanding	4,827,596
Net asset value per share	$7.79
Institutional Class
Net assets	$1,066,730,270
Shares outstanding	137,013,711
Net asset value per share	$7.79
Institutional 2 Class
Net assets	$445,986,904
Shares outstanding	57,320,285
Net asset value per share	$7.78
Institutional 3 Class
Net assets	$205,397,568
Shares outstanding	26,370,117
Net asset value per share	$7.79
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Mortgage Opportunities Fund  | 2024

Statement of Operations
Year Ended May 31, 2024

Net investment income
Income:
Dividends — affiliated issuers	$7,256,432
Interest	159,231,374
Interfund lending	4,935
Total income	166,492,741
Expenses:
Management services fees	15,228,297
Distribution and/or service fees
Class A	912,975
Class C	427,920
Transfer agent fees
Class A	354,320
Advisor Class	110,010
Class C	41,550
Institutional Class	1,143,699
Institutional 2 Class	269,944
Institutional 3 Class	11,793
Custodian fees	70,215
Printing and postage fees	132,654
Registration fees	212,921
Accounting services fees	52,005
Legal fees	38,593
Interest on collateral	1,238,825
Compensation of chief compliance officer	444
Compensation of board members	38,910
Deferred compensation of board members	25,672
Other	48,456
Total expenses	20,359,203
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(454,929)
Total net expenses	19,904,274
Net investment income	146,588,467
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(140,810,125)
Investments — affiliated issuers	15,552
Foreign currency translations	(53)
Futures contracts	51,734,983
Option contracts purchased	(94,309,080)
Option contracts written	(11,268,578)
Swap contracts	(12,893,682)
Net realized loss	(207,530,983)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	97,960,450
Investments — affiliated issuers	17,685
Futures contracts	18,528,808
Option contracts purchased	5,025,739
Option contracts written	561,314
Swap contracts	9,699,622
Net change in unrealized appreciation (depreciation)	131,793,618
Net realized and unrealized loss	(75,737,365)
Net increase in net assets resulting from operations	$70,851,102
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mortgage Opportunities Fund  | 2024

Statement of Changes in Net Assets

	Year Ended May 31, 2024	Year Ended May 31, 2023
Operations
Net investment income	$146,588,467	$197,179,995
Net realized loss	(207,530,983)	(488,144,607)
Net change in unrealized appreciation (depreciation)	131,793,618	(85,469,410)
Net increase (decrease) in net assets resulting from operations	70,851,102	(376,434,022)
Distributions to shareholders
Net investment income and net realized gains
Class A	(23,110,478)	(24,674,274)
Advisor Class	(7,461,286)	(14,075,726)
Class C	(2,372,287)	(3,603,885)
Institutional Class	(77,074,074)	(106,156,971)
Institutional 2 Class	(32,329,358)	(31,267,712)
Institutional 3 Class	(13,654,627)	(17,108,035)
Total distributions to shareholders	(156,002,110)	(196,886,603)
Decrease in net assets from capital stock activity	(204,834,427)	(829,079,379)
Total decrease in net assets	(289,985,435)	(1,402,400,004)
Net assets at beginning of year	2,506,695,487	3,909,095,491
Net assets at end of year	$2,216,710,052	$2,506,695,487
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Mortgage Opportunities Fund  | 2024

Statement of Changes in Net Assets  (continued)

	Year Ended		Year Ended
	May 31, 2024		May 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	8,577,622	67,302,962	20,787,809	181,705,951
Distributions reinvested	2,957,553	23,099,138	2,940,103	24,662,667
Shares redeemed	(7,893,149)	(61,576,805)	(22,703,765)	(192,945,494)
Net increase	3,642,026	28,825,295	1,024,147	13,423,124
Advisor Class
Shares sold	6,327,173	49,547,940	8,214,755	70,299,900
Distributions reinvested	957,392	7,455,804	1,664,639	14,055,653
Shares redeemed	(14,043,852)	(108,896,040)	(25,355,349)	(217,252,053)
Net decrease	(6,759,287)	(51,892,296)	(15,475,955)	(132,896,500)
Class C
Shares sold	663,519	5,247,208	920,257	7,803,452
Distributions reinvested	302,308	2,357,517	427,612	3,590,282
Shares redeemed	(2,446,178)	(19,207,164)	(3,003,946)	(25,446,529)
Net decrease	(1,480,351)	(11,602,439)	(1,656,077)	(14,052,795)
Institutional Class
Shares sold	68,544,782	540,415,458	94,374,552	797,976,808
Distributions reinvested	9,757,906	76,103,144	12,455,172	104,797,230
Shares redeemed	(108,389,949)	(845,887,178)	(164,127,766)	(1,398,778,903)
Net decrease	(30,087,261)	(229,368,576)	(57,298,042)	(496,004,865)
Institutional 2 Class
Shares sold	37,204,763	291,830,318	28,013,811	239,552,014
Distributions reinvested	4,135,752	32,223,277	3,715,773	31,221,508
Shares redeemed	(36,280,563)	(283,925,279)	(46,790,133)	(406,914,625)
Net increase (decrease)	5,059,952	40,128,316	(15,060,549)	(136,141,103)
Institutional 3 Class
Shares sold	8,582,439	67,605,908	10,650,344	93,263,692
Distributions reinvested	1,739,952	13,579,990	2,010,075	16,938,515
Shares redeemed	(7,963,771)	(62,110,625)	(20,145,074)	(173,609,447)
Net increase (decrease)	2,358,620	19,075,273	(7,484,655)	(63,407,240)
Total net decrease	(27,266,301)	(204,834,427)	(95,951,131)	(829,079,379)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mortgage Opportunities Fund  | 2024

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 5/31/2024	$8.04	0.46	(0.21)	0.25	(0.50)	—	(0.50)
Year Ended 5/31/2023	$9.59	0.56	(1.54)	(0.98)	(0.57)	—	(0.57)
Year Ended 5/31/2022	$10.87	0.48	(1.30)	(0.82)	(0.40)	(0.06)	(0.46)
Year Ended 5/31/2021	$9.35	0.47	1.66	2.13	(0.43)	(0.18)	(0.61)
Year Ended 5/31/2020	$10.19	0.40	(0.85)	(0.45)	(0.31)	(0.08)	(0.39)
Advisor Class
Year Ended 5/31/2024	$8.03	0.49	(0.22)	0.27	(0.52)	—	(0.52)
Year Ended 5/31/2023	$9.58	0.59	(1.55)	(0.96)	(0.59)	—	(0.59)
Year Ended 5/31/2022	$10.86	0.49	(1.28)	(0.79)	(0.43)	(0.06)	(0.49)
Year Ended 5/31/2021	$9.35	0.50	1.65	2.15	(0.46)	(0.18)	(0.64)
Year Ended 5/31/2020	$10.18	0.42	(0.83)	(0.41)	(0.34)	(0.08)	(0.42)
Class C
Year Ended 5/31/2024	$8.04	0.41	(0.22)	0.19	(0.44)	—	(0.44)
Year Ended 5/31/2023	$9.58	0.50	(1.53)	(1.03)	(0.51)	—	(0.51)
Year Ended 5/31/2022	$10.87	0.39	(1.30)	(0.91)	(0.32)	(0.06)	(0.38)
Year Ended 5/31/2021	$9.35	0.40	1.65	2.05	(0.35)	(0.18)	(0.53)
Year Ended 5/31/2020	$10.19	0.32	(0.84)	(0.52)	(0.24)	(0.08)	(0.32)
Institutional Class
Year Ended 5/31/2024	$8.03	0.49	(0.21)	0.28	(0.52)	—	(0.52)
Year Ended 5/31/2023	$9.58	0.59	(1.55)	(0.96)	(0.59)	—	(0.59)
Year Ended 5/31/2022	$10.86	0.49	(1.28)	(0.79)	(0.43)	(0.06)	(0.49)
Year Ended 5/31/2021	$9.35	0.50	1.65	2.15	(0.46)	(0.18)	(0.64)
Year Ended 5/31/2020	$10.19	0.42	(0.84)	(0.42)	(0.34)	(0.08)	(0.42)
Institutional 2 Class
Year Ended 5/31/2024	$8.03	0.49	(0.22)	0.27	(0.52)	—	(0.52)
Year Ended 5/31/2023	$9.58	0.59	(1.54)	(0.95)	(0.60)	—	(0.60)
Year Ended 5/31/2022	$10.86	0.50	(1.29)	(0.79)	(0.43)	(0.06)	(0.49)
Year Ended 5/31/2021	$9.35	0.50	1.65	2.15	(0.46)	(0.18)	(0.64)
Year Ended 5/31/2020	$10.18	0.42	(0.83)	(0.41)	(0.34)	(0.08)	(0.42)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Mortgage Opportunities Fund  | 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 5/31/2024	$7.79	3.24%	1.06% (c)	1.04% (c)	5.91%	713%	$369,398
Year Ended 5/31/2023	$8.04	(10.26% )	1.03% (c)	1.03% (c),(d)	6.60%	624%	$351,898
Year Ended 5/31/2022	$9.59	(7.79% )	0.99% (c)	0.99% (c),(d)	4.58%	340%	$409,868
Year Ended 5/31/2021	$10.87	23.28%	1.01% (c)	1.00% (c),(d)	4.56%	496%	$191,161
Year Ended 5/31/2020	$9.35	(4.54% )	1.04% (c),(e)	1.01% (c),(e)	3.97%	819%	$92,796
Advisor Class
Year Ended 5/31/2024	$7.78	3.51%	0.81% (c)	0.79% (c)	6.17%	713%	$91,605
Year Ended 5/31/2023	$8.03	(10.04% )	0.78% (c)	0.77% (c),(d)	6.86%	624%	$148,830
Year Ended 5/31/2022	$9.58	(7.56% )	0.74% (c)	0.74% (c),(d)	4.65%	340%	$325,742
Year Ended 5/31/2021	$10.86	23.48%	0.76% (c)	0.75% (c),(d)	4.79%	496%	$424,803
Year Ended 5/31/2020	$9.35	(4.20% )	0.78% (c),(e)	0.76% (c),(e)	4.20%	819%	$146,447
Class C
Year Ended 5/31/2024	$7.79	2.47%	1.81% (c)	1.79% (c)	5.17%	713%	$37,592
Year Ended 5/31/2023	$8.04	(10.84% )	1.78% (c)	1.78% (c),(d)	5.85%	624%	$50,691
Year Ended 5/31/2022	$9.58	(8.57% )	1.74% (c)	1.74% (c),(d)	3.70%	340%	$76,327
Year Ended 5/31/2021	$10.87	22.37%	1.76% (c)	1.75% (c),(d)	3.82%	496%	$71,915
Year Ended 5/31/2020	$9.35	(5.26% )	1.79% (c),(e)	1.76% (c),(e)	3.26%	819%	$40,482
Institutional Class
Year Ended 5/31/2024	$7.79	3.64%	0.81% (c)	0.79% (c)	6.17%	713%	$1,066,730
Year Ended 5/31/2023	$8.03	(10.04% )	0.78% (c)	0.77% (c),(d)	6.84%	624%	$1,342,560
Year Ended 5/31/2022	$9.58	(7.56% )	0.74% (c)	0.74% (c),(d)	4.72%	340%	$2,150,404
Year Ended 5/31/2021	$10.86	23.48%	0.76% (c)	0.75% (c),(d)	4.80%	496%	$2,005,278
Year Ended 5/31/2020	$9.35	(4.29% )	0.78% (c),(e)	0.76% (c),(e)	4.23%	819%	$752,376
Institutional 2 Class
Year Ended 5/31/2024	$7.78	3.56%	0.77% (c)	0.75% (c)	6.21%	713%	$445,987
Year Ended 5/31/2023	$8.03	(10.01% )	0.74% (c)	0.74% (c)	6.87%	624%	$419,706
Year Ended 5/31/2022	$9.58	(7.52% )	0.70% (c)	0.70% (c)	4.76%	340%	$644,830
Year Ended 5/31/2021	$10.86	23.53%	0.72% (c)	0.71% (c)	4.82%	496%	$794,473
Year Ended 5/31/2020	$9.35	(4.15% )	0.74% (c),(e)	0.71% (c),(e)	4.26%	819%	$203,390
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mortgage Opportunities Fund  | 2024

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Year Ended 5/31/2024	$8.04	0.49	(0.22)	0.27	(0.52)	—	(0.52)
Year Ended 5/31/2023	$9.59	0.60	(1.55)	(0.95)	(0.60)	—	(0.60)
Year Ended 5/31/2022	$10.87	0.49	(1.27)	(0.78)	(0.44)	(0.06)	(0.50)
Year Ended 5/31/2021	$9.35	0.51	1.66	2.17	(0.47)	(0.18)	(0.65)
Year Ended 5/31/2020	$10.19	0.43	(0.84)	(0.41)	(0.35)	(0.08)	(0.43)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense. For the periods indicated below, if interest on collateral expense had been excluded, expenses would have been lower by:

Class	5/31/2024	5/31/2023	5/31/2022	5/31/2021	5/31/2020
Class A	0.05%	0.03%	less than 0.01%	less than 0.01%	0.01%
Advisor Class	0.05%	0.02%	less than 0.01%	less than 0.01%	0.01%
Class C	0.05%	0.03%	less than 0.01%	less than 0.01%	0.01%
Institutional Class	0.05%	0.02%	less than 0.01%	less than 0.01%	0.01%
Institutional 2 Class	0.05%	0.03%	less than 0.01%	less than 0.01%	0.01%
Institutional 3 Class	0.05%	0.02%	less than 0.01%	less than 0.01%	0.01%

(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Ratios include interfund lending expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Mortgage Opportunities Fund  | 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Year Ended 5/31/2024	$7.79	3.60%	0.72% (c)	0.70% (c)	6.25%	713%	$205,398
Year Ended 5/31/2023	$8.04	(9.95% )	0.69% (c)	0.68% (c)	6.96%	624%	$193,010
Year Ended 5/31/2022	$9.59	(7.47% )	0.65% (c)	0.65% (c)	4.65%	340%	$301,924
Year Ended 5/31/2021	$10.87	23.71%	0.67% (c)	0.66% (c)	4.92%	496%	$493,593
Year Ended 5/31/2020	$9.35	(4.20% )	0.69% (c),(e)	0.66% (c),(e)	4.36%	819%	$215,799
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mortgage Opportunities Fund  | 2024

Notes to Financial Statements
May 31, 2024
Note 1. Organization
Columbia Mortgage Opportunities Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
The Board of Trustees of the Fund approved a proposal to permit the exchange of Institutional Class shares held by certain financial intermediaries and omnibus group retirement plans, with specific permission from Columbia Management Investment Distributors, Inc., for newly created Class S shares. Effective on October 4, 2024, shares held by those certain Institutional Class shareholders of the Fund will be exchanged for Class S shares of the Fund. This will be a tax-free transaction for existing Institutional Class shareholders.
In addition, the Board of Trustees of the Fund approved the conversion of all Advisor Class shares of the Fund to Institutional Class shares of the Fund and the subsequent elimination of Advisor Class shares. Effective on November 22, 2024, Advisor Class shares of the Fund will be converted to Institutional Class shares of the Fund. This will be a tax-free transaction for existing Advisor Class shareholders.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.

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Notes to Financial Statements (continued)
May 31, 2024
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
Columbia Mortgage Opportunities Fund  | 2024

Notes to Financial Statements (continued)
May 31, 2024
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for

Columbia Mortgage Opportunities Fund  | 2024

Notes to Financial Statements (continued)
May 31, 2024
other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and has written option contracts to manage exposure to fluctuations in interest rates and to manage convexity risk. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Interest rate swaption contracts
Interest rate swaption contracts entered into by the Fund typically represent an option that gives the purchaser the right, but not the obligation, to enter into an interest rate swap contract on a future date. Each interest rate swaption contract will specify if the buyer is entitled to receive the fixed or floating rate if the interest rate is exercised. Changes in the value of a purchased interest rate swaption contracts are reported as unrealized appreciation or depreciation on options in the Statement of Assets and Liabilities. Gain or loss is recognized in the Statement of Operations when the interest rate swaption contract is closed or expires.
Columbia Mortgage Opportunities Fund  | 2024

Notes to Financial Statements (continued)
May 31, 2024
When the Fund writes an interest rate swaption contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the interest rate swaption contract written. Premiums received from writing interest rate swaption contracts that expire unexercised are recorded by the Fund on the expiration date as realized gains from options written in the Statement of Operations. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also recorded as realized gain, or if the premium is less than the amount paid for the closing purchase, as realized loss. These amounts are reflected as net realized gain (loss) on options written in the Statement of Operations.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and are entered into bilaterally or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty and the central counterparty becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the central counterparty in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the mark-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the central counterparty stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the bilateral counterparty, FCM or central counterparty, as applicable, may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index and to manage credit risk exposure. These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum

Columbia Mortgage Opportunities Fund  | 2024

Notes to Financial Statements (continued)
May 31, 2024
potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payment or receipt by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at May 31, 2024:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	1,613,261 *
Credit risk	Upfront payments on swap contracts	19,866,171
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	9,390,260 *
Interest rate risk	Investments, at value — Option contracts purchased	30,474,589
Total		61,344,281

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	12,452,583 *
Credit risk	Upfront receipts on swap contracts	12,120,641
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	1,519,529 *
Total		26,092,753

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

Columbia Mortgage Opportunities Fund  | 2024

Notes to Financial Statements (continued)
May 31, 2024
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended May 31, 2024:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	(12,893,682)	(12,893,682)
Interest rate risk	51,734,983	(94,309,080)	(11,268,578)	—	(53,842,675)
Total	51,734,983	(94,309,080)	(11,268,578)	(12,893,682)	(66,736,357)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	9,699,622	9,699,622
Interest rate risk	18,528,808	5,025,739	561,314	—	24,115,861
Total	18,528,808	5,025,739	561,314	9,699,622	33,815,483
The following table is a summary of the average daily outstanding volume by derivative instrument for the year ended May 31, 2024:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	2,368,755,455
Futures contracts — short	3,323,911,621
Credit default swap contracts — buy protection	157,022,541
Credit default swap contracts — sell protection	112,435,815

Derivative instrument	Average value ($)
Option contracts purchased	30,070,481
Option contracts written	(2,051,725)
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.

Columbia Mortgage Opportunities Fund  | 2024

Notes to Financial Statements (continued)
May 31, 2024
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income in the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income in the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
Columbia Mortgage Opportunities Fund  | 2024

Notes to Financial Statements (continued)
May 31, 2024
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of May 31, 2024:
	Citi ($)(a)	Citi ($)(a)	Goldman Sachs International ($)	Morgan Stanley ($)(a)	Morgan Stanley ($)(a)	Total ($)
Assets
Call option contracts purchased	5,865,834	-	-	13,835,371	-	19,701,205
Put option contracts purchased	3,683,050	-	3,220,858	3,869,476	-	10,773,384
OTC credit default swap contracts (b)	-	19,514,653	1,468,661	496,118	-	21,479,432
Total assets	9,548,884	19,514,653	4,689,519	18,200,965	-	51,954,021
Liabilities
Centrally cleared credit default swap contracts (c)	-	-	-	-	51,149	51,149
OTC credit default swap contracts (b)	-	14,903,560	172,798	8,799,549	-	23,875,907
Total liabilities	-	14,903,560	172,798	8,799,549	51,149	23,927,056
Total financial and derivative net assets	9,548,884	4,611,093	4,516,721	9,401,416	(51,149)	28,026,965
Total collateral received (pledged) (d)	9,548,884	4,340,000	4,516,721	8,628,000	(51,149)	26,982,456
Net amount (e)	-	271,093	-	773,416	-	1,044,509

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)
Over-the-Counter (OTC) swap contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, upfront payments and upfront receipts.

(c)	Centrally cleared swaps are included within payable/receivable for variation margin in the Statement of Assets and Liabilities.
(d)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(e)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Columbia Mortgage Opportunities Fund  | 2024

Notes to Financial Statements (continued)
May 31, 2024
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.65% to 0.535% as the Fund’s net assets increase. The effective management services fee rate for the year ended May 31, 2024 was 0.637% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Columbia Mortgage Opportunities Fund  | 2024

Notes to Financial Statements (continued)
May 31, 2024
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the year ended May 31, 2024, the Fund’s effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.10
Advisor Class	0.10
Class C	0.10
Institutional Class	0.10
Institutional 2 Class	0.06
Institutional 3 Class	0.01
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the year ended May 31, 2024, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25% and 1.00% of the Fund’s average daily net assets attributable to Class A and Class C shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $299,000 for Class C shares. This amount is based on the most recent information available as of March 31, 2024, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.

Columbia Mortgage Opportunities Fund  | 2024

Notes to Financial Statements (continued)
May 31, 2024
Sales charges (unaudited)
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the year ended May 31, 2024, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	3.00	0.50 - 1.00 (a)	96,897
Class C	—	1.00 (b)	2,497

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	October 1, 2023 through September 30, 2024 (%)	Prior to October 1, 2023 (%)
Class A	0.99	1.00
Advisor Class	0.74	0.75
Class C	1.74	1.75
Institutional Class	0.74	0.75
Institutional 2 Class	0.69	0.71
Institutional 3 Class	0.65	0.66
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At May 31, 2024, these differences were primarily due to differing treatment for derivative investments, tax straddles, principal and/or interest from fixed income securities, defaulted securities/troubled debt, capital loss carryforwards, trustees’ deferred compensation and foreign currency transactions.  To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
Columbia Mortgage Opportunities Fund  | 2024

Notes to Financial Statements (continued)
May 31, 2024
The following reclassifications were made:
Undistributed net investment income ($)	Accumulated net realized (loss) ($)	Paid in capital ($)
106,336	(106,336)	—
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
The tax character of distributions paid during the years indicated was as follows:
Year Ended May 31, 2024			Year Ended May 31, 2023
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
156,002,110	—	156,002,110	196,886,603	—	196,886,603
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At May 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized (depreciation) ($)
7,056,403	—	(817,768,218)	(257,345,227)
At May 31, 2024, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
4,701,717,395	92,859,370	(350,204,597)	(257,345,227)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at May 31, 2024, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended May 31, 2024, capital loss carryforwards utilized, if any, were as follows:
No expiration short-term ($)	No expiration long-term ($)	Total ($)	Utilized ($)
(481,267,839)	(336,500,379)	(817,768,218)	—
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $33,348,060,680 and $33,787,029,094, respectively, for the year ended May 31, 2024, of which $32,649,187,785 and $32,698,558,675, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Columbia Mortgage Opportunities Fund  | 2024

Notes to Financial Statements (continued)
May 31, 2024
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and, by October 2, 2024, to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the year ended May 31, 2024 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	2,400,000	5.75	13
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at May 31, 2024.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 26, 2023 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the year ended May 31, 2024.
Columbia Mortgage Opportunities Fund  | 2024

Notes to Financial Statements (continued)
May 31, 2024
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency, index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Leverage risk
Leverage occurs when the Fund increases its assets available for investment using borrowings, derivatives, or similar instruments or techniques. The use of leverage may produce volatility and may exaggerate changes in the Fund’s net asset value and in the return on the Fund’s portfolio, which may increase the risk that the Fund will lose more than it has invested. If the Fund uses leverage, through the purchase of particular instruments such as derivatives, the Fund may experience capital losses that exceed the net assets of the Fund. Leverage can create an interest expense that may lower the Fund’s overall returns. Leverage presents the opportunity for increased net income and capital gains, but may also exaggerate the Fund’s volatility and risk of loss. There can be no guarantee that a leveraging strategy will be successful.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Columbia Mortgage Opportunities Fund  | 2024

Notes to Financial Statements (continued)
May 31, 2024
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could continue to be significant. Market disruption caused by the Russian military action, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Shareholder concentration risk
At May 31, 2024, one unaffiliated shareholder of record owned 23.0% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Columbia Mortgage Opportunities Fund  | 2024

Notes to Financial Statements (continued)
May 31, 2024
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

Columbia Mortgage Opportunities Fund  | 2024

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust II and Shareholders of Columbia Mortgage Opportunities Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Mortgage Opportunities Fund (one of the funds constituting Columbia Funds Series Trust II, referred to hereafter as the "Fund") as of May 31, 2024, the related statement of operations for the year ended May 31, 2024, the statement of changes in net assets for each of the two years in the period ended May 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2024 and the financial highlights for each of the five years in the period ended May 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2024 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
July 23, 2024
We have served as the auditor of one or more investment companies within the Columbia Funds Complex since 1977.
Columbia Mortgage Opportunities Fund  | 2024

Columbia Mortgage Opportunities Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN251_05_P01_(07/24)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	July 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	July 23, 2024

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	July 23, 2024

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	July 23, 2024